American Century Investments®
Quarterly Portfolio Holdings
NT International Growth Fund
August 31, 2021

NT International Growth - Schedule of Investments
AUGUST 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Australia — 2.7%
Atlassian Corp. plc, Class A(1)	36,690	13,467,432
CSL Ltd.	124,770	28,378,025
		41,845,457
Belgium — 1.5%
KBC Group NV	274,960	23,107,635
Brazil — 0.8%
Magazine Luiza SA	2,325,844	8,177,428
XP, Inc., Class A(1)	102,800	5,001,220
		13,178,648
Canada — 3.6%
Canada Goose Holdings, Inc.(1)	120,330	4,616,155
Canadian Pacific Railway Ltd.	221,100	15,192,137
First Quantum Minerals Ltd.	348,610	7,261,499
GFL Environmental, Inc.	299,902	10,553,551
Shopify, Inc., Class A(1)	5,950	9,085,888
Toronto-Dominion Bank (The)	154,800	10,052,522
		56,761,752
China — 2.3%
ANTA Sports Products Ltd.	564,000	11,585,046
Huazhu Group Ltd., ADR(1)	205,690	9,932,770
Wuxi Biologics Cayman, Inc.(1)	901,500	13,956,980
		35,474,796
Denmark — 4.7%
Carlsberg A/S, B Shares	98,470	17,199,262
DSV Panalpina A/S	49,590	12,631,655
Novo Nordisk A/S, B Shares	256,950	25,723,236
Orsted AS	56,840	9,036,680
Pandora A/S	70,170	8,410,865
		73,001,698
Finland — 1.1%
Neste Oyj	282,270	17,193,609
France — 16.1%
Air Liquide SA	114,630	20,546,551
Airbus SE(1)	104,670	14,318,454
Bureau Veritas SA	405,210	13,467,237
Capgemini SE	115,890	26,050,603
Dassault Systemes SE	310,500	17,734,518
Edenred	317,026	17,981,554
L'Oreal SA	32,820	15,397,147
LVMH Moet Hennessy Louis Vuitton SE	42,390	31,402,938
Pernod Ricard SA	61,670	12,982,021
Safran SA	81,840	10,266,467
Schneider Electric SE	165,830	29,628,262
Teleperformance	50,230	22,221,025
Valeo SA	359,550	10,262,478
Vivendi SE(2)	247,680	9,434,518
		251,693,773

Germany — 5.5%
Brenntag SE	92,520	9,336,963
Daimler AG	208,490	17,587,122
Infineon Technologies AG	521,022	22,183,950
Muenchener Rueckversicherungs-Gesellschaft AG	34,480	10,063,624
Puma SE	166,420	20,205,846
Zalando SE(1)	55,780	6,184,595
		85,562,100
Hong Kong — 3.3%
AIA Group Ltd.	2,482,400	29,641,655
Techtronic Industries Co. Ltd.	1,001,000	22,154,352
		51,796,007
India — 1.1%
HDFC Bank Ltd.	818,370	17,650,794
Indonesia — 0.3%
Bank Central Asia Tbk PT	2,235,000	5,130,250
Ireland — 4.3%
CRH plc	351,990	18,646,999
ICON plc(1)	62,360	15,949,817
Kerry Group plc, A Shares	117,530	17,239,387
Ryanair Holdings plc, ADR(1)	150,770	16,237,929
		68,074,132
Israel — 0.4%
Kornit Digital Ltd.(1)	50,970	6,644,959
Italy — 2.2%
Ferrari NV	62,160	13,483,782
Prysmian SpA	160,340	6,036,790
Stellantis NV	736,404	14,761,726
		34,282,298
Japan — 12.9%
BayCurrent Consulting, Inc.	19,200	9,523,996
Food & Life Cos. Ltd.	341,700	14,666,445
Hoya Corp.	123,500	19,943,282
Keyence Corp.	52,700	31,637,541
Kobe Bussan Co. Ltd.	243,400	9,468,263
MonotaRO Co. Ltd.	483,400	10,713,499
Obic Co. Ltd.	76,700	14,562,989
Olympus Corp.	519,900	10,924,363
Pan Pacific International Holdings Corp.	529,700	10,076,660
Recruit Holdings Co. Ltd.	584,600	34,422,504
Sony Group Corp.	225,600	23,325,993
Terumo Corp.	304,600	12,711,178
		201,976,713
Mexico — 1.0%
Cemex SAB de CV, ADR(1)	1,872,890	15,357,698
Netherlands — 8.1%
Adyen NV(1)	10,084	32,592,243
Akzo Nobel NV	70,320	8,666,186
ASML Holding NV	65,090	54,284,236
ING Groep NV	1,569,090	21,644,617
Koninklijke DSM NV	46,456	9,890,348
		127,077,630
Singapore — 1.2%
Sea Ltd., ADR(1)	56,700	19,182,744

Spain — 3.7%
CaixaBank SA	4,144,350	12,874,194
Cellnex Telecom SA	358,022	24,505,982
Iberdrola SA	1,640,768	20,331,523
		57,711,699
Sweden — 3.3%
Epiroc AB, A Shares	502,060	11,017,178
Hexagon AB, B Shares	1,321,460	22,915,015
Telefonaktiebolaget LM Ericsson, B Shares	1,510,060	17,886,817
		51,819,010
Switzerland — 7.3%
Lonza Group AG	35,230	29,794,934
Partners Group Holding AG	13,410	23,775,979
SIG Combibloc Group AG(1)	378,150	11,576,215
Sika AG	61,286	22,081,730
Zur Rose Group AG(1)	30,700	13,191,733
Zurich Insurance Group AG	31,880	13,988,666
		114,409,257
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	602,000	13,205,003
Thailand — 0.3%
Kasikornbank PCL	1,304,800	4,946,972
United Kingdom — 10.8%
Ashtead Group plc	361,680	28,273,568
ASOS plc(1)	295,116	15,744,359
Associated British Foods plc	365,830	9,974,709
AstraZeneca plc	285,550	33,393,194
Barratt Developments plc	774,430	7,877,194
Burberry Group plc	333,660	8,543,600
Halma plc	214,620	8,862,903
HSBC Holdings plc(2)	4,544,400	24,083,410
London Stock Exchange Group plc	91,080	9,977,256
Ocado Group plc(1)	153,408	4,251,737
Whitbread plc(1)	402,660	17,781,205
		168,763,135
TOTAL COMMON STOCKS (Cost $1,046,664,209)		1,555,847,769
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 2.75%, 1/31/24 - 8/31/25, valued at $2,255,895), in a joint trading account at 0.02%, dated 8/31/21, due 9/1/21 (Delivery value $2,210,857)		2,210,856
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.125%, 5/15/40, valued at $5,637,554), at 0.02%, dated 8/31/21, due 9/1/21 (Delivery value $5,527,003)		5,527,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	109,536	109,536
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,847,392)		7,847,392
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $9,733,313)	9,733,313	9,733,313
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $1,064,244,914)		1,573,428,474
OTHER ASSETS AND LIABILITIES — (0.4)%		(6,839,817)
TOTAL NET ASSETS — 100.0%		$1,566,588,657

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	19.3%
Industrials	18.1%
Consumer Discretionary	16.3%
Financials	13.5%
Health Care	12.2%
Materials	7.1%
Consumer Staples	6.4%
Communication Services	3.4%
Utilities	1.9%
Energy	1.1%
Temporary Cash Investments	0.5%
Temporary Cash Investments - Securities Lending Collateral	0.6%
Other Assets and Liabilities	(0.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $22,759,741. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $24,016,320, which includes securities collateral of $14,283,007.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	13,467,432	28,378,025	—
Brazil	5,001,220	8,177,428	—
Canada	10,553,551	46,208,201	—
China	9,932,770	25,542,026	—
Ireland	32,187,746	35,886,386	—
Israel	6,644,959	—	—
Mexico	15,357,698	—	—
Singapore	19,182,744	—	—
Other Countries	—	1,299,327,583	—
Temporary Cash Investments	109,536	7,737,856	—
Temporary Cash Investments - Securities Lending Collateral	9,733,313	—	—
	122,170,969	1,451,257,505	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.